Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Related party transactions [abstract]
Schedule of Transactions between Related Parties	The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Basic compensation and bonuses	¥1,614	¥1,640	¥1,839
Share-based compensation (expensed amount)	2,547	2,403	2,749
Other	38	43	85
Total	¥4,199	¥4,085	¥4,673